Condensed Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 80,882	$ 95,420	$ 13,377
Inventory	33,598	33,598	34,730
Prepaid and other current assets	15,172	22,804	22,932
Total current assets	129,652	151,822	71,039
Deferred offering costs	0	21,051	243,039
Operating lease right-of-use asset	69,430	76,520	0
Security deposit	2,850	2,850	0
Patents, net	31,388	32,400	36,450
TOTAL ASSETS	233,320	284,643	350,528
Current Liabilities
Accounts payable and accrued expenses	975,271	987,567	1,255,232
Accrued liabilities - related parties	275,956	226,475	172,579
Operating lease liability - current	30,277	28,838	0
Accrued litigation settlement		0	300,000
Convertible notes payable, net of debt discount	207,500	207,500	196,177
Convertible notes payable - related party, net of debt discount	500,000	500,000
Promissory note payable		0	9,136
Total current liabilities	1,989,004	1,950,380	2,415,455
Loans payable - related parties		0	4,000
Operating lease liability - long-term	40,306	48,489	0
TOTAL LIABILITIES	2,029,310	1,998,869	2,415,455
Convertible notes payable - related party, net of debt discount		500,000	478,331
Commitments and Contingencies	0	0	0
Common Stock - $0.001 par value, 300,000,000 shares Authorized, 246,833,222 and 244,783,222 shares issued and outstanding at March 31, 2024 and December 31, 2023	246,833	244,783	230,871
Additional Paid-In Capital	75,108,325	74,740,201	71,830,695
Accumulated Deficit	(77,151,148)	(76,699,210)	(74,075,943)
Total Stockholders' Deficit	(1,795,990)	(1,714,226)	(2,064,927)
Stockholders' Deficit
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	233,320	284,643	350,528
Subscription Receivable		0	(50,550)
Series A Convertible Preferred Stock [Member]
Stockholders' Deficit
Series A Convertible Preferred Stock - $0.001 par value, 1,000,000 shares Authorized and 0 shares issued and outstanding	$ 0	$ 0	$ 0